Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Trade accounts receivable	$ 31,584	$ 32,733
Allowances for expected credit losses	(2,336)	(2,145)	$ (2,196)	$ (2,152)
Trade receivables	$ 29,248	$ 30,588